Summary of Significant Accounting Policies - Schedule of Gross Revenues Disaggregated by Major Service Lines and Timing of Revenue Recognition (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	$ 23,563,957	$ 16,540,179	$ 18,586,528
Integrated cross-border logistics services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	21,744,217	15,116,783	16,872,539
Air freight forwarding services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	$ 1,819,740	$ 1,423,396	$ 1,713,989